Trade and other payables: amounts falling due after more than one year (Tables)	6 Months Ended
Jun. 30, 2022
Trade and other non-current payables [abstract]
Summary of Trade and Other Payables, Non-current

	30 June 2022	31 December 2021
	£m	£m
Payments due to vendors (earnout agreements)	133.1	111.1
Liabilities in respect of put option agreements with vendors	329.5	333.1
Fair value of derivatives	64.2	47.2
Other creditors and accruals	113.9	128.5
	640.7	619.9

Maturity Analysis for Contingent Consideration and Future Earn-out Obligations	The following table sets out payments due to vendors, comprising contingent consideration and the Directors’ best estimates of future earnout-related obligations:

	30 June 2022	31 December 2021
	£m	£m
Within one year	40.0	85.6
Between 1 and 2 years	46.2	24.0
Between 2 and 3 years	48.2	35.7
Between 3 and 4 years	17.5	51.4
Between 4 and 5 years	10.8	—
Over 5 years	10.4	—
	173.1	196.7